Credit Facilities and Commercial Paper (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Transcontinental Gas Pipe Line Company, LLC [Member]	Dec. 31, 2013 Northwest Pipeline LLC [Member]	Dec. 31, 2013 Williams Partners L. P. [Member]	Dec. 31, 2012 Williams Partners L. P. [Member]	Jul. 31, 2013 $2.4 Billion Unsecured Credit Facility terminated July 2013 [Member] Williams Partners L. P. [Member]	Dec. 31, 2013 $2.5 Billion Unsecured Credit Facility [Member] Transcontinental Gas Pipe Line Company, LLC [Member]	Dec. 31, 2013 $2.5 Billion Unsecured Credit Facility [Member] Northwest Pipeline LLC [Member]	Dec. 31, 2013 $2.5 Billion Unsecured Credit Facility [Member] Williams Partners L. P. [Member]	Dec. 31, 2013 $2.5 Billion Unsecured Credit Facility Letter of Credit [Member] Williams Partners L. P. [Member]	Dec. 31, 2013 $2 Billion Unsecured Commercial Paper Notes [Member] Williams Partners L. P. [Member]	Jul. 31, 2013 $900 million Unsecured Credit Facility terminated July 2013 [Member]	Dec. 31, 2013 $1.5 Billion Unsecured Credit Facility [Member]	Dec. 31, 2013 $1.5 Billion Unsecured Credit Facility Letter of Credit [Member]	Dec. 31, 2013 $1.5 Billion Unsecured Credit Facility Letter of Credit Under Bilateral Bank Agreements [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity							$ 2,400	$ 500	$ 500	$ 2,500	$ 1,300	$ 2,000	$ 900	$ 1,500	$ 700
Credit facility, loans outstanding					0	375				0				0
Credit facility, letters of credit outstanding											0				0	16
Commercial paper, outstanding	225	0										225
Commercial paper, weighted average interest rate												0.42%
Commercial paper, maximum maturity												397 days
Additional amount by which credit facility can be increased										500				500
Maximum ratio of debt to EBITDA	450.00%				500.00%
Minimum aggregate purchase price of acquisitions impacting maximum ratio of debt to EBITDA	$ 50				$ 50
Maximum ratio of debt to EBITDA after acquisition	500.00%				550.00%
Maximum ratio of debt to capitalization			65.00%	65.00%
Commitment fee	0.225%				0.175%